Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of accounts payable and accrued expenses [Abstract]
Deferred bonus and salaries payable	$ 2,305,496	$ 2,078,958
Research and development expenses payable	929,694	750,989
Professional fees payable	144,713	185,838
Cost of healthcare services payable	107,399	104,457
Insurance expenses payable		33,152
Others	49,935	87,378
Accounts payable and accrued expenses	$ 3,537,237	$ 3,240,772